Summary of Maturity Profile of the Contractual Cashflows (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Accounts payable	$ 1,904,876	$ 852,481	$ 1,496,510
Loans payable	90,304	649,047	567,154
Lease liability	9,638	15,324	39,809
Total liabilities	10,554,266	10,982,859	$ 13,274,494
Contractual liablities [member]
IfrsStatementLineItems [Line Items]
Accounts payable	1,904,876	852,481
Loans payable	90,304	649,047
Lease liability	9,638	15,324
Total liabilities	2,004,818	1,516,852
Less than 1 year [member] | Contractual liablities [member]
IfrsStatementLineItems [Line Items]
Accounts payable	1,904,876	852,481
Loans payable	49,989	630,534
Lease liability	3,988	6,732
Total liabilities	1,958,853	1,489,747
One to two year [member] | Contractual liablities [member]
IfrsStatementLineItems [Line Items]
Accounts payable
Loans payable	40,315	18,513
Lease liability	5,650	8,592
Total liabilities	45,965	27,105
Later than 2 years [member] | Contractual liablities [member]
IfrsStatementLineItems [Line Items]
Accounts payable
Loans payable
Lease liability
Total liabilities